Segment and geographic information - Reconciliation of Combined Business Segments' Results Included in Preceding Table to Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment and geographic information
Net revenue	¥ 1,546,342		¥ 1,775,946		¥ 1,532,052
Unrealized gain (loss) on investments in equity securities held for operating purposes	10,728		37,685		3,807
Consolidated net revenue	1,557,070	[1]	1,813,631	[1]	1,535,859	[1]
Non-interest expenses	1,195,456		1,575,901		1,450,902
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	1,195,456		1,575,901		1,450,902
Income before income taxes	350,886		200,045		81,150
Unrealized gain (loss) on investments in equity securities held for operating purposes	10,728		37,685		3,807
Consolidated income before income taxes	¥ 361,614		¥ 237,730		¥ 84,957

[1]	There is no revenue derived from transactions with a single major external customer.